Note 8 - Subsequent Events	3 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 8 – SUBSEQUENT EVENTS

On April 10, 2023, the Company issued 70,852 shares of common stock valued at $5.00 per share to settle outstanding consulting invoices owed to Jay Leaver, President.

On April 25, 2023, the Company has adopted a revised Board of Directors compensation plan providing for awards to be made under the Plan and intended to replace the current director compensation plan which had provided for monthly grants to non-employee directors of 4,000 shares of restricted Common Stock per month. Under the new plan, each director shall receive compensation for their service on the Board and receive reimbursements for certain expenses in accordance with the Company’s reimbursement policy. Until the Company’s Common Stock is listed on a national securities exchange, each non-employee director shall receive options to purchase shares of Common Stock valued at $150,000 by the Black-Scholes pricing model on an annual basis, payable quarterly, with an exercise price equal to the closing price of the Company’s common stock on the last business day of the quarter.